Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2021	¥ 70,325
2022	70,623
2023	71,165
2024	72,469
2025	73,118
2026-2030	¥ 346,908